Revenue and Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Revenue by Payor Type

Revenue by payor type for the three months ended March 31, 2013 and 2012 is comprised of the following:

	Three Months Ended March 31,
	2013	2012
Medicare	$257,063	$138,767
Direct bill (including clinical trials)	511,347	340,132
Grants and royalty	—	10,500
Insurance carrier and all others	450,257	345,353

	$1,218,667	$834,752

Revenue by payor type for each of the years ended December 31 is comprised of the following:

	2012	2011	2010
Medicare	$753,248	$717,661	$605,776
Direct bill (including clinical trials)	1,594,509	350,290	408,356
Grants and royalty	556,940	315,195	110,000
Insurance carrier and all others	1,396,866	1,636,261	1,397,447

	$4,301,563	$3,019,407	$2,521,579

Schedule of Accounts Receivable by Payor Type

Accounts receivable by payor type at March 31, 2013 and December 31, 2012 consists of the following:

	March 31, 2013	December 31, 2012
Medicare	$347,773	$193,024
Direct bill (including clinical trials)	270,454	339,763
Insurance carrier and all others	542,666	353,758
Allowance for doubtful accounts	(36,000)	(36,000)

	$1,124,893	$850,545

Accounts receivable by payor type at December 31, 2012 and 2011 consists of the following:

	2012	2011
Medicare	$193,024	$152,186
Direct bill	339,763	64,183
Insurance carrier and all others	353,758	496,661
Allowance for doubtful accounts	(36,000)	(24,050)

	$850,545	$688,980